LITIGATION AND CONTINGENCIES - Guarantees (Details) $ in Thousands	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$		R$ 141,639,007
Transportes San Martin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			$ 2,907
Administradora Plaza Vespucio S.A. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	$ 86,416
Cooperativa Agrcola Pisquera Elqui Limitada | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,216,865		1,216,865
Mall Plaza | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	290,890
Serv. Nacional Aduanas | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	18,583
Metro S.A. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	24,335
Parque Arauco | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	126,136
Several Retail one | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	63,792
Several Retail two | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	628
Several Retail three | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	69,745		15,751
Labor claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	6,057,282		5,329,947
Civil and tax claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	6,562,747		5,882,379
Governmental entities | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	10,882,933		9,842,108
Distribuidora Baraldo S.H. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	164		169
Acuna Gomez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	247		253
Nicanor Lopez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	176		181
Labarda | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	3		3
Municipalidad Bariloche | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,230
Municipalidad San Antonio Oeste | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	18,153		18,650
Municipalidad Carlos Casares | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	734		754
Municipalidad Chivilcoy | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	113,530		116,641
Guarantees Other | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	35		36
Granada Maximiliano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,480		1,521
Cicsa | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			2,114
Several stores | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			13,140
Aduana De EZEIZA | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			286
Municipalidad De Junin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	237		243
Almada Jorge | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,009		2,064
Migoni Marano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	50		51
Farias Matias Luis | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	922		947
Temas Industriales SA - Embargo General de Fondos | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	103,110
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	18,502		19,009
Coto Cicsa | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	3,289		3,379
Cencosud | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,056		2,112
Mariano Mirgoni | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			105,936
Jose Luis Kreitzer, Alexis Beade Y Cesar Bechetti | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	8,143
Causa Bariloche | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,902
Marcus A. Pena | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	5,692		4,011
Mauricio J Cordero C | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	987		814
Jose Ruoti Maltese | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	712		655
Alejandro Galeano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,365		1,132
Ana Maria Mazo | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,300		1,077
Labor procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,593,498		1,527,347
Administrative procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	4,717,824		8,860,598
Federal Government
CONTINGENCIES AND COMMITMENTS
Contingent liability	153,491,717		147,841,989
State Government
CONTINGENCIES AND COMMITMENTS
Contingent liability	64,725,638		46,031,398
Sorocaba Refrescos
CONTINGENCIES AND COMMITMENTS
Contingent liability	3,027,291		2,736,159
Others Procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	3,390,177		1,715,099
Aduana De Ezeiza One
CONTINGENCIES AND COMMITMENTS
Contingent liability			3,150
Aduana De Ezeiza Two
CONTINGENCIES AND COMMITMENTS
Contingent liability	$ 637,631		$ 143,615